EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

24. EMPLOYEE BENEFIT PLANS

Employees of the Company located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The calculation of contributions for eligible employees is based on 16% of the applicable payroll cost in 2022. The expense incurred by the Company to such defined contributions schemes was $14,362, $17,753 and $26,558 for the years ended December 31, 2021, 2022 and 2023, respectively.

In addition, the Company is required by PRC law to contribute approximately 6-8.5%, 8%, 0.2-0.7% and 0.9-2.5% of applicable salaries for medical insurance benefits, housing funds, unemployment and other statutory benefits, respectively. The PRC government is directly responsible for the payment of the benefits to these employees. The amounts contributed for these benefit schemes were $13,584, $15,918 and $20,702 for the years ended December 31, 2021, 2022 and 2023, respectively.

In the U.S., the Company has a qualified 401 (k) plan which provides retirement benefits for all of its eligible manufacturing and non - manufacturing employees. Under the plan, the Company matches 100% of the first five percent of employee contributions. The matching contribution made by the Company for the 401 (k) plan were $409, $383 and $1,664 for the years ended December 31, 2021, 2022 and 2023, respectively.